UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/2011

FORM N-CSR

Item 1.      Reports to Stockholders.

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

SEMIANNUAL REPORT October 31, 2011

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was mostly characterized by intensifying macroeconomic concerns amid fluctuating U.S. economic data, volatile commodity prices, the ongoing sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States.Toward the end of the reporting period, in the wake of the downgrade of U.S. long-term debt over the summer, October proved to be one of the strongest months of stock market performance of the past decade.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Although Europe continues to struggle with a debt crisis, inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, moderately low core inflation and an accommodative monetary policy could help support near-trend growth despite ongoing deleveraging activity in the private sector. To assess the potential impact of these and other developments on your investments, as well as to assess your liquid asset allocations, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Prime Money Market Fund covers the six-month period ended October 31, 2011. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.02%, Class B shares produced an annualized yield of 0.00%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields of 0.02%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged in a faltering U.S. economy.

Mixed Economic Data Sparked Shifts in Market Sentiment

Economic headwinds intensified in the weeks just prior to the start of the reporting period when energy prices surged higher amid unrest in the Middle East and devastating natural and nuclear disasters in Japan disrupted the global industrial supply chain. In addition, Greece appeared headed toward default on its sovereign debt, and a contentious debate about government spending, borrowing and taxes dominated headlines in the United States. Consequently, as it has since December 2008, the Federal Reserve Board (the“Fed”) maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

May saw mixed economic data.While industrial production picked up, the unemployment rate climbed from 9.0% to 9.1%.The U.S. housing market continued to deteriorate, posting declines in existing home sales and housing starts.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The Fed ended its massive quantitative easing program in June after purchasing approximately $600 billion of U.S.Treasury securities, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated even as manufacturing activity increased. These positive developments were largely offset by declining consumer confidence, weakness in U.S. housing markets and sluggish job creation. In fact, the unemployment rate crept higher to 9.2% in June, and U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets as Greece moved closer to insolvency, and an unprecedented default on U.S. government debt loomed as the U.S. Congress continued to engage in a rancorous debate about federal budget deficits. Some of these worries came to a head in early August, when Congress passed legislation raising the U.S. debt ceiling, and Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. The rating on short-term government debt, including securities purchased by many money market funds, was unchanged. Later in the month, hurricanes, drought and wildfires inflicted additional damage on an already battered economy.

September brought more turbulence in the financial markets as investors feared that the U.S. economy was headed for recession. However, the data seemed to tell a different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens to a level not seen since 1994. However, investors remained fixated on the European sovereign debt crisis and the possibility that the region’s problems might spread to other parts of the world. It later was announced that U.S. GDP grew at an annualized rate of 2.0% during the third quarter.

Economic sentiment changed dramatically in October, when new data suggested that the U.S. economy continued to show resilience and it appeared that European officials had finally agreed on measures to address the region’s debt crisis.At the same time, the U.S. industrial and manufacturing sectors continue to improve, and housing starts surged to their highest level in nearly 18 months.While these developments provided no guarantee that a return to recession had been avoided, they were enough to spark strong rebounds among investments that had been severely punished during the summer downturn.

Outlook Clouded by Macroeconomic Developments

As has been the case for some time, yields of money market instruments remained near zero percent throughout the reporting period. Yield differences along the market’s maturity spectrum remained relatively narrow, so it continued to make little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite the glimmers of potential economic improvement late in the reporting period, the economic outlook remains cloudy for the fourth quarter of 2011 and beyond.The Fed has signaled that it is prepared to keep short-term interest rates near historical lows “at least through mid-2013,” and we see little reason to believe that monetary policy-makers have changed their minds. Therefore, we intend to maintain the fund’s focus on quality and liquidity.

November 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases,
7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .75	$.80	$.85	$.85
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .76	$.81	$ .87	$.87
Ending value (after expenses)	$1,024.38	$1,024.33	$1,024.28	$1,024.28

† Expenses are equal to the fund’s annualized expense ratio of .15% for Class A, .16% for Class B, .17% for Class C and .17% for Class D, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—16.7%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.32%, 12/20/11	10,000,000		10,000,000
Credit Suisse (Yankee)
0.40%, 1/9/12	5,000,000		5,000,000
Nordea Bank Finland (Yankee)
0.30%, 12/22/11	10,000,000		10,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.35%, 1/11/12	5,000,000	[a]	5,000,000
UBS (Yankee)
0.44%, 1/13/12	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $35,000,000)			35,000,000

Commercial Paper—4.8%
Nationwide Building Society
0.42%, 11/14/11
(cost $9,998,483)	10,000,000	[a]	9,998,483

Time Deposit—4.8%
Northern Trust Co. (Grand Cayman)
0.03%, 11/1/11
(cost $10,000,000)	10,000,000		10,000,000

U.S. Treasury Bills—69.3%
0.00%—0.01%, 11/10/11—1/19/12
(cost $144,998,750)	145,000,000		144,998,750

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreement—2.4%	Amount ($)	Value ($)
Barclays Capital, Inc.
0.09%, dated 10/31/11, due 11/1/11 in the
amount of $5,000,013 (fully collateralized by
$4,398,000 U.S. Treasury Notes, 4%, due 8/15/18,
value $5,100,007) (cost $5,000,000)	5,000,000	5,000,000

Total Investments (cost $204,997,233)	98.0%	204,997,233
Cash and Receivables (Net)	2.0%	4,271,459
Net Assets	100.0%	209,268,692

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2011, these securities amounted to $14,998,483 or 7.2% of net assets.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	69.3	Repurchase Agreement	2.4
Banking	26.3		98.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			204,997,233	204,997,233
Cash				4,271,922
Interest receivable				10,641
Due from The Dreyfus Corporation and affiliates—Note 2(d)				40,988
				209,320,784
Liabilities ($):
Due to Citizens—Note 2(d)				52,092
Net Assets ($)				209,268,692
Composition of Net Assets ($):
Paid-in capital				209,257,293
Accumulated net realized gain (loss) on investments				11,399
Net Assets ($)				209,268,692

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	55,752,767	89,307,730	37,423,279	26,784,916
Shares Outstanding	55,749,109	89,303,070	37,421,653	26,783,461
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	222,971
Expenses:
Management fee—Note 2(a)	132,632
Administrative services fees—Note 2(c)	213,040
Distribution fees—Note 2(b)	135,323
Omnibus account service fees—Note 2(d)	132,632
Total Expenses	613,627
Less—reduction in expenses due to undertaking—Note 2(a)	(401,697)
Net Expenses	211,930
Investment Income—Net	11,041
Realized Gain (Loss) on Investments—Note 1(b) ($)	6,160
Net Increase in Net Assets Resulting from Operations	17,201
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	11,041	137,969
Net realized gain (loss) on investments	6,160	5,239
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,201	143,208
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,700)	(137,853)
Class B Shares	(2,033)	(59)
Class C Shares	(718)	(19)
Class D Shares	(590)	(38)
Total Dividends	(11,041)	(137,969)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	330,223,482	819,279,170
Class B Shares	488,129,962	1,064,158,097
Class C Shares	34,103,740	130,191,762
Class D Shares	25,481,163	122,196,168
Dividends reinvested:
Class A Shares	6,508	47,624
Class B Shares	343	11
Class C Shares	262	10
Class D Shares	590	38
Cost of shares redeemed:
Class A Shares	(431,786,429)	(879,523,144)
Class B Shares	(511,818,801)	(1,150,974,382)
Class C Shares	(48,369,280)	(133,346,642)
Class D Shares	(41,100,180)	(181,001,597)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(155,128,640)	(208,972,885)
Total Increase (Decrease) in Net Assets	(155,122,480)	(208,967,646)
Net Assets ($):
Beginning of Period	364,391,172	573,358,818
End of Period	209,268,692	364,391,172
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011			Year Ended April 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.002	.018	.046	.051
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.002)	(.018)	(.046)	(.051)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[b]	.10	.15	1.83	4.71	5.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[b]	.20	.23	.22	.20	.20
Ratio of net expenses
to average net assets	.15[b]	.20	.23	.22	.20	.20
Ratio of net investment income
to average net assets	.02[b]	.09	.16	2.00	4.47	5.13
Net Assets, end of period
($ x 1,000)	55,753	157,307	217,502	335,538	680,940	384,928

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2011					Year Ended April 30,
Class B Shares	(Unaudited)		2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.016	.044	.049
Distributions:
Dividends from
investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.016)	(.044)	(.049)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.03		1.58	4.45	4.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	[b]	.45		.48		.48	.45	.45
Ratio of net expenses
to average net assets	.16	[b]	.30		.36		.48	.45	.45
Ratio of net investment income
to average net assets	.00	[b]	.00	[c]	.04		1.57	4.37	4.87
Net Assets, end of period
($ x 1,000)	89,308 112,993				199,808		397,701	389,731	419,560

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.013	.041	.046
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)	[a]	(.000)	[a]	(.013)	(.041)	(.046)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[c]	.00	[c]	1.32	4.19	4.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[b]	.70		.73		.73	.70	.70
Ratio of net expenses
to average net assets	.17[b]	.30		.38		.73	.70	.70
Ratio of net investment income
to average net assets	.00[b,c]	.00	[c]	.00	[c]	1.29	4.11	4.62
Net Assets, end of period
($ x 1,000)	37,423	51,688		54,842		76,786	76,235	73,308

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class D Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.010	.037	.042
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)	[a]	(.000)	[a]	(.010)	(.037)	(.042)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[c]	.00	[c]	.97	3.78	4.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[b]	1.10		1.13		1.13	1.10	1.10
Ratio of net expenses
to average net assets	.17[b]	.30		.38		1.08	1.10	1.10
Ratio of net investment income
to average net assets	.00[b,c]	.00	[c]	.00	[c]	1.01	3.51	4.22
Net Assets, end of period
($ x 1,000)	26,785	42,403		101,207		103,652	151,111	71,464

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	204,997,233
Level 3—Significant Unobservable Inputs	—
Total	204,997,233
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $22,136 for Class A, $156,011 for Class B, $94,086 for Class C and $129,464 for Class D shares during the period ended October 31, 2011.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2011, Class C and Class D shares were charged $44,416 and $90,907, respectively, pursuant to the Plan.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2011, Class B, Class C and Class D shares were charged $133,660, $44,416 and $34,964 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2011, Class A, Class B, Class C and Class D shares were charged $47,416, $53,464, $17,766 and $13,986, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $8,612 and Rule 12b-1 distribution plan fees $21,362, which are offset against an expense reimbursement currently in effect in the amount of $70,962.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $32,470 and omnibus account services plan fees $19,622.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on July 13 and 14, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and the Performance Universe medians for all periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median, and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	27

NOTES

CitizensSelect Funds

CitizensSelect Treasury Money Market Fund

SEMIANNUAL REPORT October 31, 2011

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was mostly characterized by intensifying macroeconomic concerns amid fluctuating U.S. economic data, volatile commodity prices, the ongoing sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States.Toward the end of the reporting period, in the wake of the downgrade of U.S. long-term debt over the summer, October proved to be one of the strongest months of stock market performance of the past decade.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Although Europe continues to struggle with a debt crisis, inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, moderately low core inflation and an accommodative monetary policy could help support near-trend growth despite ongoing deleveraging activity in the private sector. To assess the potential impact of these and other developments on your investments, as well as to assess your liquid asset allocations, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Treasury Money Market Fund covers the six-month period ended October 31, 2011. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.00%, Class B shares produced an annualized yield of 0.00%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields of 0.00%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of U.S. Treasury bills hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged in a faltering U.S. economy.

Mixed Economic Data Sparked Shifts in Market Sentiment

Economic headwinds intensified in the weeks just prior to the start of the reporting period when energy prices surged higher amid unrest in the Middle East and devastating natural and nuclear disasters in Japan disrupted the global industrial supply chain. In addition, Greece appeared headed toward default on its sovereign debt, and a contentious debate about government spending, borrowing and taxes dominated headlines in the United States. Consequently, as it has since December 2008, the Federal Reserve Board (the“Fed”) maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

May saw mixed economic data.While industrial production picked up, the unemployment rate climbed from 9.0% to 9.1%.The U.S. housing market continued to deteriorate, posting declines in existing home sales and housing starts.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The Fed ended its massive quantitative easing program in June after purchasing approximately $600 billion of U.S.Treasury securities, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated even as manufacturing activity increased. These positive developments were largely offset by declining consumer confidence, weakness in U.S. housing markets and sluggish job creation. In fact, the unemployment rate crept higher to 9.2% in June, and U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets as Greece moved closer to insolvency, and an unprecedented default on U.S. government debt loomed as the U.S. Congress continued to engage in a rancorous debate about federal budget deficits. Some of these worries came to a head in early August, when Congress passed legislation raising the U.S. debt ceiling, and Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. The rating on short-term government debt, including securities purchased by many money market funds, was unchanged. Later in the month, hurricanes, drought and wildfires inflicted additional damage on an already battered economy.

September brought more turbulence in the financial markets as investors feared that the U.S. economy was headed for recession. However, the data seemed to tell a somewhat different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and evidence emerged that U.S. households had reduced their debt-service burdens to a level not seen since 1994. However, investors remained fixated on the European sovereign debt crisis and the possibility that the region’s problems might spread to other parts of the world. It later was announced that U.S. GDP grew at an annualized rate of 2.0% during the third quarter.

Economic sentiment changed dramatically in October, when new releases of data suggested that the U.S. economy continued to show resilience, and it appeared that European officials had finally agreed on measures to address the region’s debt crisis. At the same time, the U.S.

4

industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months. While these developments provided no guarantee that a return to recession had been avoided, they were enough to spark strong rebounds among investments that had been severely punished during the summer downturn.

Outlook Clouded by Macroeconomic Developments

As has been the case for some time, yields of U.S.Treasury bills remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it continued to make little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite the glimmers of potential economic improvement late in the reporting period, the economic outlook remains cloudy and the Fed has signaled that it intends to keep short-term interest rates near historical lows “at least through mid-2013.” Therefore, we expect to maintain the fund’s focus on liquidity.

November 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases,
7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.20	$ .20	$.25	$ .25
Ending value (after expenses)	$1,000.00	$1,000.00	$ 1,000.00	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.20	$.20	$.25	$ .25
Ending value (after expenses)	$1,024.94	$1,024.94	$1,024.89	$1,024.89

† Expenses are equal to the fund’s annualized expense ratio of .04% for Class A, .04% for Class B, .05% for Class C and .05% for Class D, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—79.8%	Purchase (%)	Amount ($)	Value ($)
11/3/11	0.004	23,000,000	22,999,995
11/10/11	0.01	2,000,000	1,999,995
11/17/11	0.01	3,000,000	2,999,993
11/25/11	0.01	90,000,000	89,999,700
12/1/11	0.02	37,000,000	36,999,538
12/8/11	0.05	62,000,000	61,997,030
12/15/11	0.01	30,000,000	29,999,633
12/22/11	0.04	16,000,000	15,999,093
12/29/11	0.09	25,000,000	24,996,456
1/12/12	0.02	69,000,000	68,997,930
1/26/12	0.03	50,000,000	49,997,014
Total U.S. Treasury Bills
(cost $406,986,377)			406,986,377

U.S. Treasury Notes—20.1%
12/15/11	0.01	25,000,000	25,033,351
1/3/12	0.03	60,000,000	60,097,107
1/3/12	0.10	12,000,000	12,091,202
1/17/12	0.02	5,000,000	5,011,288
Total U.S. Treasury Notes
(cost $102,232,948)			102,232,948

Total Investments (cost $509,219,325)		99.9%	509,219,325
Cash and Receivables (Net)		.1%	394,204
Net Assets		100.0%	509,613,529

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	79.8	U.S. Treasury Notes	20.1
			99.9

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		509,219,325		509,219,325
Interest receivable				507,467
Due from The Dreyfus Corporation and affiliates—Note 2(d)				91,842
				509,818,634
Liabilities ($):
Due to Citizens—Note 2(d)				92,542
Cash overdraft due to Custodian				112,563
				205,105
Net Assets ($)				509,613,529
Composition of Net Assets ($):
Paid-in capital				509,607,905
Accumulated net realized gain (loss) on investments				5,624
Net Assets ($)				509,613,529

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	267,977,656	220,792,949	19,778,396	1,064,528
Shares Outstanding	267,975,241	220,790,030	19,778,102	1,064,532
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	107,896
Expenses:
Management fee—Note 2(a)	244,380
Administrative services fees—Note 2(c)	327,387
Omnibus account service fees—Note 2(d)	244,380
Distribution fees—Note 2(b)	34,902
Total Expenses	851,049
Less—reduction in expenses due to undertaking—Note 2(a)	(743,229)
Net Expenses	107,820
Investment Income—Net	76
Realized Gain (Loss) on Investments—Note 1(b) ($)	(583)
Net (Decrease) in Net Assets Resulting from Operations	(507)

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	76	214
Net realized gain (loss) on investments	(583)	7,190
Net Increase (Decrease) in Net Assets
Resulting from Operations	(507)	7,404
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(45)	(108)
Class B Shares	(26)	(88)
Class C Shares	(2)	(14)
Class D Shares	(3)	(4)
Total Dividends	(76)	(214)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	403,493,073	622,329,532
Class B Shares	288,008,851	658,565,561
Class C Shares	31,770,556	231,640,355
Class D Shares	19,323,823	166,144,026
Dividends reinvested:
Class A Shares	45	6
Class B Shares	26	11
Class C Shares	2	1
Class D Shares	3	4
Cost of shares redeemed:
Class A Shares	(369,151,811)	(662,583,499)
Class B Shares	(298,396,337)	(609,529,686)
Class C Shares	(43,078,773)	(256,921,146)
Class D Shares	(20,307,361)	(170,686,744)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	11,662,097	(21,041,579)
Total Increase (Decrease) in Net Assets	11,661,514	(21,034,389)
Net Assets ($):
Beginning of Period	497,952,015	518,986,404
End of Period	509,613,529	497,952,015

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011					Year Ended April 30,
Class A Shares	(Unaudited)		2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.008	.036	.048
Distributions:
Dividends from
investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.01		.77	3.69	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20	[b]	.20		.20		.22	.20	.20
Ratio of net expenses
to average net assets	.04	[b]	.14		.15		.22	.20	.20
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.01		.75	3.43	4.77
Net Assets, end of period
($ x 1,000)	267,978 233,640				273,891 538,420			1,149,555	248,129

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011					Year Ended April 30,
Class B Shares	(Unaudited)		2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.006	.034	.045
Distributions:
Dividends from
investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.006)	(.034)	(.045)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.58	3.43	4.60
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	[b]	.45		.45		.47	.45	.45
Ratio of net expenses
to average net assets	.04	[b]	.14		.16		.40	.45	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.54	3.54	4.54
Net Assets, end of period
($ x 1,000)	220,793 231,178				182,139		315,322	323,048	501,057

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

12

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.004	.031	.043
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)	[a]	(.000)	[a]	(.004)	(.031)	(.043)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[c]	.00	[c]	.42	3.17	4.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[b]	.70		.70		.72	.70	.70
Ratio of net expenses
to average net assets	.05[b]	.14		.15		.54	.70	.70
Ratio of net investment income
to average net assets	.00[b,c]	.00	[c]	.00	[c]	.38	2.79	4.26
Net Assets, end of period
($ x 1,000)	19,778	31,086		56,366		65,006	31,191	12,399

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class D Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.002	.027	.039
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)	[a]	(.000)	[a]	(.002)	(.027)	(.039)

Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[c]	.00	[c]	.21	2.76	3.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[b]	1.10		1.10		1.13	1.10	1.10
Ratio of net expenses
to average net assets	.05[b]	.15		.12		.83	1.10	1.10
Ratio of net investment income
to average net assets	.00[b,c]	.00	[c]	.00	[c]	.16	2.76	3.86
Net Assets, end of period
($ x 1,000)	1,065	2,048		6,591		3,271	2,950	4,078

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

16

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	509,219,325
Level 3—Significant Unobservable Inputs	—
Total	509,219,325
† See Statement of Investments for additional detailed categorizations.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

18

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $177,685 for Class A, $481,390 for Class B, $72,666 for Class C and $11,488 for Class D shares during the period ended October 31, 2011.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2011, Class C and Class D shares were charged $27,799 and $7,103, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2011, Class B, Class C and Class D shares were charged $296,856, $27,799 and $2,732 respectively, pursuant to the Administrative Services Plan.

20

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2011, Class A, Class B, Class C and Class D shares were charged $113,423, $118,745, $11,120 and $1,092, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $34,363 and Rule 12b-1 distribution plan fees $4,882, which are offset against an expense reimbursement currently in effect in the amount of $131,087.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $49,771 and omnibus account services plan fees $42,771.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on July 13 and 14, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment

22

company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians, and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is dispro-

24

portionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	25

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members.  The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166.  A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.  Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)